Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2020		DECEMBER 31, 2019

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	12	12	29	29

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	82	86	82	85

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	21,517	25,068	18,653	20,905

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2020
Publicly-traded and privately-held investments	Other non-current assets	122	2	—	120
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	522	—	522	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(138)	—	—	(138)
Other	Other non-current assets and liabilities	91	2	147	(58)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	71	1	128	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the consolidated income statements. The option has been exercisable since 2017.
Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2020
Publicly-traded and privately-held investments	Other non-current assets	122	2	—	120
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	522	—	522	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(138)	—	—	(138)
Other	Other non-current assets and liabilities	91	2	147	(58)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	71	1	128	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the consolidated income statements. The option has been exercisable since 2017.
Disclosure of change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables, which reflects an increase for the period ended June 30, 2020, mainly as a result of the impact of the COVID-19 pandemic.

	NOTE
Balance, January 1, 2020		(62)
Additions		(90)
Usage		48
Balance, June 30, 2020	10	(104)

Disclosure of details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

	June 30, 2020	December 31, 2019
Trade receivables not past due	1,926	2,082
Trade receivables past due
Under 60 days	395	541
60 to 120 days	252	232
Over 120 days	112	64
Trade receivables, net of allowance for doubtful accounts	2,685	2,919

Disclosure of detailed information of foreign currency forward contracts and options
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2020.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	200	CAD	279	2020	Commercial paper
Cash flow	USD	370	CAD	480	2020	Anticipated transactions
Cash flow	PHP	1,012	CAD	26	2020	Anticipated transactions
Cash flow	USD	588	CAD	768	2021	Anticipated transactions
Economic	USD	26	CAD	36	2021	Anticipated transactions
Economic - put options	USD	209	CAD	284	2020	Anticipated transactions
Economic - put options	USD	214	CAD	284	2021	Anticipated transactions
Economic - call options	USD	149	CAD	201	2020	Anticipated transactions
Economic - call options	CAD	87	USD	60	2020	Anticipated transactions
Economic - call options	USD	47	CAD	65	2021	Anticipated transactions
Economic - call options	CAD	68	USD	47	2021	Anticipated transactions
Economic - options (1)	USD	60	CAD	81	2020	Anticipated transactions
Economic - options (1)	USD	120	CAD	161	2021	Anticipated transactions
(1) Foreign currency options with a leverage provision and a profit cap limitation.